ACQUISITIONS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Brazil Wind Portfolio
On March 3, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in a 136 MW portfolio of operating wind assets in Brazil. The total purchase price of this acquisition was $95 million (approximately $24 million net to Brookfield Renewable), comprising of closing consideration, including working capital and closing adjustments of $90 million (approximately $23 million net to Brookfield Renewable) and $5 million of deferred consideration (approximately $1 million net to the Brookfield Renewable). Brookfield Renewable holds an approximately 25% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $24 million for the year ended December 31, 2023.
Brazil Distributed Generation
On May 4, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 90% interest in a distributed generation platform with approximately 730 MW of development pipeline in Brazil. The purchase price of this acquisition was $4 million (approximately $1 million net to Brookfield Renewable) with fair value of assets acquired of $5 million and liabilities assumed of $1 million. Brookfield Renewable holds an approximately 20% economic interest.
U.S. Renewable Portfolio
On October 25, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the United States with 5,900 MW of operating and under construction assets, with a 6,100 MW development pipeline for $1,083 million (approximately $308 million net to Brookfield Renewable) comprised of $565 million (approximately $161 million net to Brookfield Renewable) plus $518 million of deferred consideration (approximately $147 million net to Brookfield Renewable). Total fair value of net assets acquired, net of non-controlling interest was $1,453 million. The total transaction costs related to the acquisition were $6 million (approximately $2 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Renewable Portfolio would have been $401 million for the year ended December 31, 2023.
India Renewable Portfolio
On April 22, 2023, Brookfield Renewable, together with institutional partners, acquired an approximately 7% equity interest (1% net to Brookfield Renewable) in a leading commercial and industrial renewable development platform in India with 4,500 MW of operating and development pipeline for INR 2.5 billion ($30 million) (approximately INR 500 million ($6 million) net to Brookfield Renewable). The investment was recognized as an equity accounted investment. During the second and third quarters of 2023, Brookfield Renewable, together with institutional partners, subscribed for incremental shares for an aggregate INR 1.7 billion ($21 million) (approximately INR 340 million ($4 million) net to Brookfield Renewable).
On October 26, 2023, Brookfield Renewable together with its institutional partners, subscribed for additional shares for INR 9.8 billion ($118 million) (approximately INR 2 billion ($24 million) net to Brookfield Renewable). This subscription increased the total interest to approximately 37.54% (approximately 7% net to Brookfield Renewable) for aggregate consideration of approximately $168 million (approximately $34 million net to Brookfield Renewable) and results in control of the board of directors. Through the transaction Brookfield Renewable acquired the business at a total fair value of $447 million on a 100% basis. As such, Brookfield Renewable derecognized the existing equity accounted investment and recognized the transaction as a business combination. The total transaction costs related to the acquisition were $2 million (less than $1 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue would have been approximately $108 million for the year ended December 31, 2023.
Brazil Wind Portfolio
On November 6, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a 60 MW portfolio of operating wind assets in Brazil for total consideration of R$113 million ($23 million) (R$28 million ($6 million) net to Brookfield Renewable). Brookfield Renewable holds an approximately 25% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $9 million for the year ended December 31, 2023.
U.K. Wind Portfolio
On December 14, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a leading independent UK renewables developer with 260 MW onshore wind assets, 800 MW near-term development and another 3 GW of later stage projects for a total purchase price of £489 million ($625 million) (£232 million ($296 million) net to Brookfield Renewable) comprising of closing consideration of £477 million ($610 million) (£226 million ($289 million) net to Brookfield Renewable) and £12 million ($15 million) (£6 million ($7 million) net to Brookfield Renewable) of contingent consideration. The total transaction costs related to the acquisition were $7 million (approximately $3 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.K. Wind Portfolio would have been $100 million for the year ended December 31, 2023.
The purchase price allocations, at fair value, as at December 31, 2023, with respect to the business combinations are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio(1)	India Renewable Portfolio(1)	Brazil Wind Portfolio(1)	U.K. Wind Portfolio(1)	Total
Cash and cash equivalents	$10	$88	$27	$1	$60	$186
Restricted cash	—	111	32	—	1	144
Trade receivables and other current assets	9	127	69	4	26	235
Property, plant and equipment	130	3,937	851	40	995	5,953
Deferred tax assets	—	—	22	—	—	22
Financial instruments assets(2)	—	38	—	—	8	46
Equity accounted investments	—	36	8	—	—	44
Other non-current assets	19	54	39	5	—	117
Accounts payable and accrued liabilities	(22)	(88)	(62)	(2)	(13)	(187)
Current portion of non-recourse borrowings	(4)	(187)	(35)	(2)	(61)	(289)
Financial instruments liabilities(2)	—	(1,037)	—	—	(65)	(1,102)
Non-recourse borrowings	(45)	(905)	(581)	(17)	(236)	(1,784)
Deferred income tax liabilities	—	(29)	(48)	—	(151)	(228)
Provisions	(2)	(219)	—	—	(6)	(227)
Other long-term liabilities	—	(130)	(19)	(6)	(58)	(213)
Fair value of net assets acquired	95	1,796	303	23	500	2,717
Non-controlling interests	—	(343)	(37)	—	(34)	(414)
Goodwill	—	—	181	—	159	340
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,453	$447	$23	$625	$2,643
(1)The purchase price allocation is preliminary as at December 31, 2023. Brookfield Renewable is currently assessing the fair value of Property, plant and equipment, Financial instruments, Provisions, Deferred tax, Non-recourse borrowings, Other long-term liabilities and Goodwill for the purchase price allocation and expect to finalize the balances in 2024 within the one year measurement period. Refer to Note 7 - Other income for more details.
(2)Includes both short-term and long-term balances.

The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
India Sustainable Agricultural Solutions
On February 16, 2023, Brookfield Renewable, together with institutional partners, acquired an approximately 4% equity interest in a sustainable agricultural solutions company in India for INR 7 billion ($86 million) (approximately INR 1.4 billion ($17 million) net to Brookfield Renewable).
X-Elio
On October 10, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of the remaining 50% interest in X-Elio for total consideration of $893 million ($76 million net to Brookfield Renewable for approximately 4.2% interest). Brookfield Renewable holds a 17% economic interest in the investment and continues to account for the investment as an equity accounted investment.
Westinghouse
On November 7, 2023, Brookfield Renewable, together with institutional partners, through a strategic partnership with Cameco Corporation, acquired 100% of Westinghouse, one of the world’s largest nuclear services businesses, from our affiliate Brookfield Business Partners L.P. and its institutional partners, for $4.37 billion ($442 million net to Brookfield Renewable). Brookfield Renewable, together with institutional partners, own an aggregate 51% interest (10.11% net to Brookfield Renewable) with Cameco owning 49%.
Completed in 2022
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
U.S. Utility-scale Solar Portfolio
On January 24, 2022, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in a utility scale development business with a 20 GW portfolio of utility-scale solar and energy storage development assets in the United States. The total purchase price of this acquisition was $760 million comprising of closing consideration including working capital and closing adjustments of $702 million, plus $58 million of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs related to the acquisition were $2 million. Brookfield Renewable holds an approximately 20% economic interest.
Europe Utility-scale Solar Portfolio
On February 2, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% interest in a 1.7 GW portfolio of utility-scale solar development assets in Germany. The total purchase price of this acquisition was €81 million ($90 million) comprising of closing consideration including working capital and closing adjustments, was approximately €66 million ($73 million), plus €15 million ($17 million) of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs related to the acquisition were €2 million ($2 million). Brookfield Renewable holds an approximately 20% economic interest.
Chile Distributed Generation Portfolio
On March 17, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 83% interest in a 437 MW distributed generation portfolio of high quality operating and development assets in Chile. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $31 million. Through the transaction Brookfield Renewable acquired the business at a total fair value of $37 million on a 100% basis. The total transaction costs related to the acquisition was $1 million. Brookfield Renewable holds an approximately 20% economic interest in the investment.
During the fourth quarter of 2022, Brookfield Renewable, together with institutional partners, contributed an additional approximate $4 million to fund the development pipeline, increasing the ownership interest from 83% to 84%.
U.S. Distributed Generation Portfolio
On September 28, 2022, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in an integrated distributed generation developer with approximately 500 MW of contracted operating and under construction assets, and an 1.8 GW of development pipeline in the United States. The purchase price of this acquisition was $614 million, consisting of $538 million initial equity price, a $22 million working capital and closing adjustments and $98 million to repay previously existing non-recourse borrowings (in aggregate $123 million net to Brookfield Renewable). The total transaction costs related to the acquisition were $5 million. Brookfield Renewable holds an approximately 20% economic interest. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Distributed Generation Portfolio would have been $46 million for the year ended December 31, 2022.
During the year ended December 31, 2023, the purchase price allocation was finalized and as a result the purchase price allocation as at December 31, 2022 does not correspond to the figures as disclosed in the 2022 Annual Report. The effect of the purchase price allocation finalization resulted in a decrease of $73 million to Goodwill and a corresponding increase of $36 million to Property, plant and equipment, a decrease of $7 million to Deferred tax assets, $33 million to Non-recourse borrowings, $3 million to Provisions, and $8 million to Financial instrument liabilities.
The final purchase price allocation, at fair value, as at December 31, 2023, with respect to the U.S. Distributed Generation Portfolio business combination is as follows:

(MILLIONS)	U.S. Distributed Generation Portfolio
Cash and cash equivalents	$33
Restricted cash	6
Trade receivables and other current assets	13
Property, plant and equipment	744
Financial instruments assets	10
Deferred income tax assets	3
Other non-current assets	21
Accounts payable and accrued liabilities	(66)
Current portion of non-recourse borrowings	(10)
Financial instruments liabilities	(7)
Non-recourse borrowings	(312)
Provisions	(22)
Other long-term liabilities	(35)
Fair value of net assets acquired	378
Goodwill	236
Total fair value of net assets acquired including goodwill	$614
U.S. Wind Portfolio
On December 16, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% interest in a renewable developer with a portfolio of over 800 MW of operating wind assets and pipeline of over 22 GW of solar and storage assets in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $1,092 million. The total transaction costs related to the acquisition were $4 million. Brookfield Renewable holds an approximately 20% economic interest. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Wind Portfolio would have been $82 million for the year ended December 31, 2022.
During the year ended December 31, 2023, the purchase price allocation was finalized and as a result the purchase price allocation as at December 31, 2022 does not correspond to the figures as disclosed in the 2022 Annual Report. The effect of the purchase price allocation finalization included a decrease of $96 million to Property, plant and equipment, $6 million in Assets held for sale, $12 million to Other non-current assets, $97 million to Financial Instrument liabilities, $23 million to Other long-term liabilities, $6 million in Provisions. and an increase of $9 million in Liabilities classified as held for sale.
The final purchase price allocation, at fair value, as at December 31, 2023, with respect to the U.S. Wind Portfolio business combination is as follows:

(MILLIONS)	U.S. Wind Portfolio
Cash and cash equivalents	$26
Restricted cash	5
Trade receivables and other current assets	13
Assets classified as held for sale	234
Property, plant and equipment	1,700
Financial instruments assets	2
Other non-current assets	10
Accounts payable and accrued liabilities	(38)
Liabilities classified as held for sale	(143)
Financial instruments liabilities	(628)
Provisions	(22)
Other long-term liabilities	(45)
Fair value of net assets acquired	1,114
Non-controlling interests	(23)
Goodwill	1
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$1,092
The purchase price allocations, at fair value, as at December 31, 2022, with respect to the business combinations are as follows:

(MILLIONS)	Chile Distributed Generation Portfolio	Europe Utility-scale Solar Portfolio	U.S. Utility-scale Solar Portfolio (1)	U.S. Distributed Generation Portfolio(2)(3)	US Wind Portfolio(2)(4)	Total
Cash and cash equivalents	$2	$3	$22	$33	$26	$86
Restricted cash	—	—	6	6	5	17
Trade receivables and other current assets	2	30	48	13	13	106
Assets classified as held for sale(4)	—	—	—	—	240	240
Property, plant and equipment	21	1	561	708	1,796	3,087
Deferred tax assets	—	—	—	10	—	10
Financial instruments assets(5)	—	—	—	10	2	12
Other non-current assets	1	—	4	21	22	48
Accounts payable and accrued liabilities	(1)	(5)	(32)	(66)	(38)	(142)
Current portion of non-recourse borrowings	—	—	—	(9)	—	(9)
Liabilities classified as held for sale(4)	—	—	—	—	(135)	(135)
Financial instruments liabilities(5)	—	—	(15)	(15)	(725)	(755)
Non-recourse borrowings	(6)	—	(48)	(346)	—	(400)
Deferred income tax liabilities	—	(7)	(43)	—	—	(50)
Provisions	—	—	—	(25)	(29)	(54)
Other long-term liabilities	—	—	(30)	(35)	(68)	(133)
Fair value of net assets acquired	19	22	473	305	1,109	1,928
Non-controlling interests	—	—	—	—	(26)	(26)
Goodwill	18	68	287	309	9	691
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$37	$90	$760	$614	$1,092	$2,593
(1)During the year ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustment of $176 million primarily to Property, plant and equipment, Deferred tax asset, Other non-current assets, Deferred income tax liabilities and Other long-term liabilities.
(2)The purchase price allocation was preliminary as at December 31, 2022 and was finalized during the year ended December 31, 2023.
(3)During the ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustments of $97 million primarily to Property, plant and equipment, at fair value, Deferred tax assets and Deferred income tax liabilities.
(4)Refer to Note 4 - Disposal of assets.
(5)Includes both short-term and long-term balances.
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
Powen
In February 2022, Brookfield Renewable, together with institutional partners, acquired an initial 16% interest in a DG solar development business in Spain and Mexico with approximately 700 MW of operating and development assets for $22 million ($6 million net to Brookfield Renewable). During the course of 2022, Brookfield Renewable, together with institutional partners, subscribed for additional shares for $34 million ($7 million net to Brookfield Renewable). This subscription increased our interest to approximately 32% (6% net to Brookfield Renewable)
In the second and third quarter of 2023, Brookfield Renewable, together with its institutional partner, subscribed for additional shares in Powen for $49 million ($10 million net to Brookfield Renewable). These subscriptions increased the total interest in Powen to 44% (8.8% net to Brookfield Renewable). Refer to Note 19 - Equity-accounted investments for more details.
Island Aggregator LP
On June 20, 2022, Brookfield Renewable, together with institutional partners, committed to invest $500 million, of which $122 million was deployed for a 20% stake in common equity into a private owner and operator of long-term, U.S. denominated, contracted power and utility assets across the Americas with 1.2 GW of installed capacity and approximately 1.3 GW development pipeline. Brookfield Renewable holds a 20% interest in this investment through an intermediate entity.
California Resources Corporation
On August 3, 2022, Brookfield Renewable, together with its institutional partners, formed a joint venture with California Resources Corporation (“CRC”) to establish a Carbon Management Business that will develop carbon capture and storage in California. Brookfield Renewable, together with its institutional partners, has committed to invest up to $500 million to fund the development of identified carbon capture and storage projects in California. This includes an initial investment of approximately $137 million, of which $48 million was deployed during the year ended December 31, 2022, which includes a put option that offers strong downside protection at a pre-determined rate of return. Brookfield Renewable holds an approximate 10% economic interest.
California Bioenergy (“Calbio”)
On December 21, 2022, Brookfield Renewable, together with its institutional partners, closed its purchase of a 10% interest in a developer, operator and owner of renewable natural gas assets in the U.S. with an initial equity commitment of $150 million ($30 million net to Brookfield Renewable) and secured the option to invest up to approximately $350 million ($70 million net to Brookfield Renewable) of follow-on equity capital for future projects meeting our risk-return requirements. Brookfield Renewable holds an approximate 2% economic interest.
Completed in 2021
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Oregon Wind Portfolio
On March 24, 2021, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% of a portfolio of three wind generation facilities of approximately 845 MW and development projects of approximately 400 MW (together, “Oregon Wind Portfolio”) located in Oregon, United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $744 million. The total transaction costs of $6 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss). Brookfield Renewable holds a 25% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the Oregon Wind Portfolio would have been $183 million for the year ended December 31, 2021.
During March 31, 2022, the purchase price allocation was finalized with no material changes from the purchase price allocation as at December 31, 2021 as disclosed in the 2021 Annual Report.
U.S. Distributed Generation Portfolio
On March 31, 2021, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% of a distributed generation business (the “U.S. Distributed Generation Portfolio”) comprised of 360 MW of operating and under construction assets across approximately 600 sites and 700 MW of development assets, all in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $684 million. The total transaction costs of $2 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss). Brookfield Renewable holds a 25% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Distributed Generation Portfolio would have been $79 million for the year ended December 31, 2021.
The purchase price allocation, at fair value, as at December 31, 2021, with respect to the business combinations are as follows:

(MILLIONS)	Oregon Wind Portfolio	U.S. Distributed Generation Portfolio	Total
Cash and cash equivalents	$1	$1	$2
Restricted cash	49	5	54
Trade receivables and other current assets	28	23	51
Property, plant and equipment	1,643	723	2,366
Current liabilities	(10)	(6)	(16)
Current portion of non-recourse borrowings	(74)	(7)	(81)
Financial instruments	(16)	—	(16)
Non-recourse borrowings	(761)	(133)	(894)
Provisions	(83)	(16)	(99)
Other long-term liabilities	(33)	(23)	(56)
Fair value of net assets acquired	744	567	1,311
Goodwill	—	117	117
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$744	$684	$1,428
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
Polenergia
In the first quarter of 2021, Brookfield Renewable, together with its institutional partners, closed its purchase of a 23% interest in a large scale renewable business in Poland, in connection with its previously announced tender offer alongside the current majority shareholder, at a cost of approximately $175 million (approximately $44 million net to Brookfield Renewable for a 6% interest). Brookfield Renewable, together with its institutional partners and the current majority shareholder, holds a 75% interest in the company.
In the first quarter of 2022, Brookfield Renewable, together with its institutional partner, subscribed for additional shares in Polenergia. This subscription increased the total interest in Polenergia to 32% (8% net to Brookfield Renewable).